Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 3,478	$ 9,162	$ 14,354	$ 57,124	$ 70,903	$ 1,295
Total revenue	3,478	9,162	14,354	57,124	70,903	1,295
Operating expenses:
Research and development	202,168	203,588	653,732	540,092	757,267	157,650
General and administrative	537,164	515,146	1,672,388	3,455,292	4,074,187	669,550
Advertising and marketing	25,336	71,253	78,809	161,038	192,747	49,800
Legal and professional	139,600	265,893	491,733	387,809	464,930	434,499
Impairment expense					685,666
Total operating expenses	904,268	1,055,880	2,896,662	4,544,231	6,174,797	1,311,499
Loss from operations	(900,790)	(1,046,718)	(2,882,308)	(4,487,107)	(6,103,894)	(1,310,204)
Other expense:
Interest expense	(34,563)	(10,990)	(60,655)	(31,462)	(43,169)	(33,368)
Total other expense	(34,563)	(10,990)	(60,655)	(31,462)	(43,169)	(33,368)
Net loss	$ (935,353)	$ (1,057,708)	$ (2,942,963)	$ (4,518,569)	$ (6,147,063)	$ (1,343,572)
Net loss per common share:
Basic	$ (0.03)	$ (0.03)	$ (0.09)	$ (0.16)	$ (0.22)	$ (0.06)
Diluted	$ (0.03)	$ (0.03)	$ (0.09)	$ (0.16)	$ (0.22)	$ (0.06)
Weighted average common shares outstanding:
Basic	33,721,004	30,224,461	33,312,494	27,820,812	28,546,287	22,249,977
Diluted	33,721,004	30,224,461	33,312,494	27,820,812	28,546,287	22,249,977